Ordinary Shares	12 Months Ended
Dec. 31, 2025
Ordinary Shares [Abstract]
ORDINARY SHARES

13. ORDINARY SHARES

The Group’s Amended and Restated Memorandum of Association authorizes the Group to issue 4,600,000,000 ordinary shares with a par value of approximately US$0.00001 per share. As of December 31, 2024 and December 31, 2025, the Group had a total of 235,466,660 Class A and B ordinary shares issued and outstanding.

In August 2019, the Company completed its initial public offering and issued 8,085,000 ADSs (representing 8,085,000 Class A ordinary shares, without considering the change of ADS ratio to one ADS to 20 Class A ordinary shares effected on January 18, 2023). The net proceeds raised from the initial public offering and from exercising the over-allotment option by the underwriters were RMB463,065, net of issuance cost of RMB31,776. Upon the completion of the initial public offering, the 195,191,000 ordinary shares outstanding were classified into Class A and Class B ordinary shares, of which 128,228,600 shares were designated to Class A ordinary shares and 66,962,400 shares were designated to Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to five votes and is convertible into one Class A ordinary share at the option of the holder.

In 2022, the Company issued 4,142,985 Class A ordinary shares to Company management upon exercise of incentive awards. The Company did not issue any shares in 2023, 2024 and 2025.

Class A ordinary shares—The Company is authorized to issue 4,600,000,000 Class A ordinary shares with a par value of $0.00001 per share. As of December 31, 2024, and 2025, there were 174,304,260 Class A ordinary shares outstanding.

Class B ordinary shares—The Company is authorized to issue 200,000,000 Class B ordinary shares with a par value of $0.00001 per share. As of December 31, 2024, and 2025, there were 61,162,400 Class B ordinary shares outstanding.

Others—The Company is authorized to issue an additional 200,000,000 shares of such class or classes (however designated) as the board of directors may determine with a par value of $0.00001 per share. As of December 31, 2024, and 2025, no shares were authorized, issued or outstanding.

In January 2023, 9F Inc. completed an ADS ratio change from one ADS representing one ordinary share to one ADS representing twenty ordinary shares. The ADS ratio change did not result in any change in the par value or number of outstanding ordinary shares of 9F Inc.